Direxion Daily Bitcoin Bull 2X ETF Investment Risks - Direxion Daily Bitcoin Bull 2X ETF	Oct. 31, 2025
Bitcoin or Ether Market and Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Bitcoin Volatility Risk — The price of bitcoin is highly volatile. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.
Bitcoin Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Bitcoin Risk– The risks associated with bitcoin include the following: ●Bitcoin is a relatively new innovation with a limited history. The market for bitcoin is volatile, unregulated, and subject to rapid price swings, changes and uncertainty. Bitcoin is subject to the risk of fraud, theft, manipulation, security failures, operational and other problems that impact bitcoin trading venues. ●The Fund does not invest in the current spot or cash price of bitcoin. However, because the Reference ETPs to which the Fund has exposure do invest in bitcoin, the value and the net asset value of the Fund is impacted by the bitcoin market. ●Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of bitcoin. Any new or changing laws and regulations affecting the use of blockchain technology and/or investments in crypto assets or crypto asset-related investments may have a materially adverse impact on the Fund, its investments, and its ability to implement its investment strategy. ●Regulation of bitcoin continues to evolve in both the U.S. and foreign jurisdictions, which may restrict the use of bitcoin or otherwise impact the demand for bitcoin. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin trading venues are largely unregulated. These trading venues are not registered as national securities exchanges under Section 6 of the Securities Exchange Act and are or may be subject to lawsuits from various regulatory authorities. ●As a result of the fragmentation and the lack of regulation in the spot market for bitcoin, individuals or groups may engage in fraud or market manipulation (including using social media to promote bitcoin in a way that artificially increases or decreases the price of bitcoin). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. ●Bitcoin presents unique and substantial risks, and historically has been subject to significant price volatility. Shareholders could lose all, or substantially all, of their investment in the Fund. The value of bitcoin has been, and may continue to be, substantially dependent on speculation, such that trading and investing in bitcoin generally may not be based on fundamental analysis. Bitcoin speculation regarding future appreciation in the value of bitcoin may inflate and make the price of bitcoin more volatile. As a result, bitcoin may be more likely to fluctuate in value due to changing investor confidence in future appreciation in the price of bitcoin. ●The further development of the bitcoin blockchain network (the “Bitcoin Network”) and the acceptance and use of bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of bitcoin may adversely affect the price of bitcoin. ●Newly created bitcoin are generated through a process referred to as “mining,” and such bitcoin are referred to as “newly mined bitcoin.” Approximately 450 newly mined bitcoin are created each day. “Halving” events occur periodically, further decreasing the amount of newly mined bitcoin created each day. If entities engaged in bitcoin mining choose not to hold the newly mined bitcoin, and, instead, make them available for sale, there can be downward pressure on the price of bitcoin which could negatively affect an investment in the Fund. Miners may cease expanding processing power to create blocks and verify transactions if they are not adequately compensated, which may negatively impact the development of the Bitcoin Network and adversely affect the price of bitcoin. ●As a digital asset, bitcoin is subject to the risk that malicious actors will exploit flaws in its code or structure that will allow them to, among other things, steal bitcoin held by others, control the blockchain, steal personally identifying information, or issue significant amounts of bitcoin in contravention of the bitcoin blockchain code. The occurrence of any of these events is likely to have a significant adverse impact on the price and liquidity of bitcoin. A malicious actor may attack in various ways, including a “50 Percent Attack” or a spam attack. If a malicious actor obtains a majority of the processing power dedicated to mining, it will be able to exert unilateral control over the addition of blocks to the blockchain. As long as the malicious actor enjoys this majority it may be able to double-spend its own bitcoin (i.e., spend the same bitcoin in two or more conflicting transactions) as well as prevent the confirmation of other bitcoin transactions. If such a scenario were to occur, it could adversely affect an investment in the Fund. A malicious actor could also attempt to flood the pool of unconfirmed transactions with tens of thousands of transactions in an effort to significantly slow the confirmation of legitimate transactions across the Bitcoin Network. Such a delay, if sustained for extended periods of time, could negatively impact the secondary market price of bitcoin. These or any other form of attack on the Bitcoin Network could adversely affect an investment in the Fund. ●Digital assets, including bitcoin, are controllable only by the possessor of both the unique public key and private key or keys relating to the Bitcoin Network address, or “wallet”, at which the digital asset is held. Private keys must be safeguarded and kept private in order to prevent a third-party from accessing the digital asset held in such wallet. The loss, theft, compromise or destruction of a private key required to access a digital asset may be irreversible. If a private key is lost, stolen, destroyed or otherwise compromised and no backup of the private key is accessible, the owner would be unable to access the digital asset corresponding to that private key and the private key will not be capable of being restored by the digital asset network resulting in the total loss of the value of the digital asset linked to the private key. ●The Bitcoin Network and bitcoin hold a “first-to-market” advantage over other digital assets. This first-to-market advantage is driven in large part by having the largest user base and the largest combined mining power in use to secure the blockchain and transaction verification system. It is possible that a digital asset other than bitcoin could have features that make it more desirable to a material portion of the digital asset user base, resulting in a reduction in demand for bitcoin, which could have a negative impact on the price of bitcoin and adversely affect an investment in the Fund. ●There is no central registry showing which individuals or entities own bitcoin or the quantity of bitcoin that is owned by any particular person or entity. There are no regulations in place that would prevent a large holder of bitcoin or a group of holders from selling their bitcoin which could depress the price of bitcoin or otherwise attempting to manipulate the price of bitcoin or the Bitcoin Network. A significant portion of bitcoin is held by a small number of holders sometimes referred to as “whales.” These holders have the ability to manipulate the price of bitcoin. Events that reduce user confidence in bitcoin, the Bitcoin Network and the fairness of bitcoin trading venues could have a negative impact on the price of bitcoin. The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin. ●From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of miners or validators elect not to adopt the changes, a new digital asset, operating on the earlier version of the software, may be created. This is often referred to as a “fork.” The price of the bitcoin in which the Reference ETPs invest may reflect the impact of these forks. Finally, the creation of a “fork” or a substantial giveaway of bitcoin (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of bitcoin. Bitcoin Network contributors could propose amendments to the Bitcoin Network’s protocols and software that, if accepted and authorized by the Bitcoin Network, could adversely affect an investment in the Fund. ●Intellectual property rights claims may adversely affect the operation of the Bitcoin Network. Third parties may assert intellectual property claims relating to the holding and transfer of digital assets and their source code. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the Bitcoin Network’s long-term viability or the ability of end-users to hold and transfer bitcoin may adversely affect an investment in the Fund. Additionally, a meritorious intellectual property claim could prevent end-users from accessing the Bitcoin Network or holding or transferring their bitcoin. As a result, an intellectual property claim could adversely affect an investment in the Fund. ●Bitcoin blockchain’s protocol may contain flaws that can be exploited by attackers. The occurrence of any of these events is likely to have a significant adverse impact on the price and liquidity of bitcoin and therefore the value of an investment of the Fund. Bitcoin is also exposed to the instability of other speculative parts of the blockchain/crypto industry, such as the collapse of TerraUSD in May 2022 and FTX Trading Ltd. in November 2022, which may not necessarily be related to the security or utility of the bitcoin blockchain but can nonetheless precipitate a significant decline in the price of bitcoin. ●Bitcoin was developed as an alternative payment system but has not yet achieved this objective, which may adversely affect its value. The emergence of other public blockchains that are similarly designed to serve as an alternative payment system, such as those focused on privacy through the use of zero-knowledge cryptography, may negatively impact on the demand for and value of bitcoin and an investment in the Fund. The common impediments and/or disadvantages to adopting the bitcoin blockchain as a payment network include, but are not limited to, the slowness of transaction processing and finality, variability of transaction fees, and volatility of bitcoin’s price. ●The development and adoption of other blockchains, such as the Ethereum blockchain, may compete with bitcoin and result in a reduction in the use of bitcoin and the Bitcoin blockchain. The sophisticated and multi-use nature of the Ethereum blockchain and the fact that the absolute amount of ether is limited may result in greater adoption of the Ethereum blockchain by users, which may negatively affect the value of bitcoin and the Bitcoin blockchain. ●Further development and use of the bitcoin blockchain for its intended purpose are, and may continue to be, substantially dependent on “Layer 2” solutions (i.e., separate blockchains that extends the bitcoin blockchain and inherits the security guarantees of bitcoin in order to increase transaction throughput and reduce transaction fees), which may not be implemented correctly which may negatively impact the bitcoin blockchain and bitcoin. ●Bitcoin mining currently requires computing hardware that consumes large amounts of electricity. By way of electrical power generation, many bitcoin miners rely on fossil fuels to power their operations. Public perception of the impact of bitcoin mining on climate change may reduce demand for bitcoin and increase the likelihood of regulation that limits bitcoin mining or restricts energy usage by bitcoin miners. Such events could have a negative impact on the price of bitcoin and the performance of the Fund. ●The Bitcoin Network’s functionality relies on the internet. A significant disruption of internet connectivity affecting large numbers of users or geographic areas could impede the functionality of the Bitcoin Network and adversely affect the Fund. In addition, certain features of the Bitcoin Network, such as decentralization, open source protocol, and reliance on peer-to-peer connectively, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.
Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Effects of Compounding and Market Volatility Risk —
The Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is likely to differ from 200% of a Reference ETP’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of a Reference ETP during the shareholder’s holding period. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Reference ETP volatility; b) Reference ETP performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities of a Reference ETP. The chart below provides examples of how Reference ETP volatility and its return could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of Reference ETP volatility and Reference ETP performance over a one-year period. Actual Fund returns are expected to vary from these estimates. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher Reference ETP volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of a Reference ETP. As shown in the chart below, the Fund would be expected to lose 6.1% if a Reference ETP provided no return over a one year period during which a Reference ETP experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if a Reference ETP’s return is flat. For instance, if a Reference ETP’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Reference ETP return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of a Reference ETP and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of a Reference ETP. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.OneYearReference ETP200%OneYearReference ETPVolatility RateReturnReturn10%25%50%75%100%-60%-120%-84.2%-85.0%-87.5%-90.9%-94.1%-50%-100%-75.2%-76.5%-80.5%-85.8%-90.8%-40%-80%-64.4%-66.2%-72.0%-79.5%-86.8%-30%-60%-51.5%-54.0%-61.8%-72.1%-82.0%-20%-40%-36.6%-39.9%-50.2%-63.5%-76.5%-10%-20%-19.8%-23.9%-36.9%-53.8%-70.2%0%0%-1.0%-6.1%-22.1%-43.0%-63.2%10%20%19.8%13.7%-5.8%-31.1%-55.5%20%40%42.6%35.3%12.1%-18.0%-47.0%30%60%67.3%58.8%31.6%-3.7%-37.8%40%80%94.0%84.1%52.6%11.7%-27.9%50%100%122.8%111.4%75.2%28.2%-17.2%60%120%153.5%140.5%99.4%45.9%-5.8%The initial Reference ETP’s annualized historical volatility rate for the period from January 11, 2024 (the inception date of the Reference ETP) to December 31, 2025 was 50.21%. The initial Reference ETP’s highest volatility rate for any one calendar year for the period from January 11, 2024 through December 31, 2025 was 56.96% and volatility for a shorter period of time may have been substantially higher. The initial Reference ETP’s annualized performance for the period from January 11, 2024 (the inception date of the Reference ETP) to December 31, 2025 was 37.08%. Historical volatility and performance are not indications of what the volatility and performance will be in the future.
Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk — The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund typically results in the magnification of a decline in the daily performance of a Reference ETP resulting in a larger loss being incurred than if there was no leverage utilized. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in a Reference ETP, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could lose an amount greater than its net assets in the event of a Reference ETP decline of more than 50% of a Reference ETP. This would result in a total loss of a shareholder’s investment in one day even if a Reference ETP subsequently reverses all or a portion of its previous movement prior to the end of the day. A total loss of a shareholder’s investment in the Fund may occur in a single day even if a Reference ETP’s value does not move fully opposite from the Fund’s investment objective. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with a Reference ETP and may increase the volatility of the Fund. Under market circumstances that cause leverage to be expensive or unavailable, the Fund may not meet its investment objective for a period of time, may increase its transaction fee on creation unit transactions, change its investment objective, reduce its leverage or close.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as digital assets, stocks, bonds, funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective. Swap agreements are the type of derivatives traded by the Fund, although in certain circumstances, the Fund may also invest in futures contracts. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities, digital assets or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities or digital assets. When the Fund uses derivatives, there may be imperfect correlation between the value of the reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements of the notional value of a swap and the price of the reference asset, and the failure of a counterparty to perform. If a swap counterparty’s creditworthiness for an “over-the-counter” swap declines, the value of the swap would also likely decline. There is no guarantee that the Fund could eliminate its exposure under an outstanding swap by entering into offsetting swap with the same or another party.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty, the Fund will lose money and/or not be able to meet its daily leveraged investment objective. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or rebalance properly, which may result in significant losses to the Fund. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or the reference asset.
Intra Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Intra-Day Investment Risk— The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective. If there is a significant intra-day market event and/or the securities selected as Reference ETPs experience a significant change in value, the Fund may not meet its investment objective or may be unable to rebalance its portfolio appropriately, resulting in significant losses or reduced gains. In response to significant intraday market volatility, among other actions, the Adviser may determine to trade a portion or all of the rebalance trade for the Fund prior to market close, which may result in the Fund not achieving its investment objective. Additionally, the Fund’s Shares traded on the secondary market may experience significant premiums or discounts, or widened bid-ask spreads.
Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Daily Correlation Risk - There is no guarantee that the Fund will achieve a high degree of correlation to a Reference ETP and therefore achieve its daily leveraged investment objective. The Fund’s exposure to a Reference ETP is impacted by a Reference ETP’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to a Reference ETP at the end of each day. The possibility of the Fund being materially over- or under-exposed to a Reference ETP increases on days when a Reference ETP is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) a Reference ETP. The Fund may be required to trade more frequently or may refrain from taking certain positions to ensure compliance with regulatory restrictions or to ensure qualification as a registered investment company or to improve tax efficiency, or for other reasons, each of which may negatively impact the Fund’s desired correlation with a Reference ETP or increase its required distributions. The derivative instruments or other investments the Fund utilizes to obtain exposure may not provide the expected correlation to a Reference ETP, resulting in the Fund not performing as expected. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to a Reference ETP. Any of these factors could decrease the correlation between the performance of the Fund and a Reference ETP and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.
Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Rebalancing Risk — If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective which may lead to greater losses or reduced gains. In these instances, the Fund may have investment exposure to a Reference ETP that is significantly greater or significantly less than its stated investment objective. Additionally, the Fund may close to purchases and sales of Shares prior to the close of trading on the NYSE Arca or other national securities listing exchanges where Shares are listed and incur significant losses.
Reference ETP Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Reference ETP Investment Risk – The Reference ETPs only recently commenced operations and as a result, the Reference ETPs have a limited operating history. The Reference ETPs generally hold bitcoin, and their investment objectives are to provide the performance of the spot (or cash) price of bitcoin before the payment of fees and expenses. The value of an individual security or particular type of security, such as the Reference ETPs may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. Reference ETP issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The following are additional risk factors for the Reference ETPs: ●A Reference ETP that is not eligible to use Form S-3 and is instead registered on Form S-1 does not issue an unlimited number of shares or maintain an effective shelf registration, and therefore, the Fund or its counterparties may not be able to buy shares or conduct effective hedging of the Reference ETP, which may adversely affect the Fund’s ability to achieve its investment objective and/or its arbitrage mechanism causing potentially large premiums or discounts in the Fund’s shares. ●Digital asset markets in the U.S. exist in a state of regulatory uncertainty, and adverse legislative and regulatory developments such as banning, restricting or imposing onerous conditions or prohibitions on the use of bitcoin, mining activity, digital wallets, the provision of services relating to trading and custody of bitcoin, the operation of the Bitcoin blockchain or the digital markets generally, could significantly harm the value of bitcoin, the Reference ETPs and the Fund. ●Regulatory changes or interpretations could obligate authorized participants or the Reference ETPs to register and comply with new regulations, which could result in potentially extraordinary large expenses to the Reference ETPs and the authorization participants. This could result in authorized participants not transacting in the creation and redemption of shares of the Reference ETPs or the Fund and/or Reference ETPs liquidating. ●The treatment of digital currency for U.S. federal, state and local income tax purposes is uncertain, which could result in adverse tax treatment of the Reference ETPs held by the Fund or for the Fund itself, resulting in significant taxes for the Fund and/or shareholders. ●If a Reference ETP’s creation and redemption process is interrupted or experiences difficulties, the arbitrage mechanism utilized by authorized participants to reduce the differences between the Reference ETP’s market price and net asset value may not work as intended and the market price of the Reference ETP may fall or otherwise diverge from the Reference ETP’s net asset value, which may result in the Reference ETP’s shares trading at an increased premium or discount. ●A Reference ETP may suspend the issuance of shares at any time which will impact the price of shares of a Reference ETP, resulting in significant difference (premium/discount) between the Reference ETP’s market price and its net asset value. Additionally, the Fund may be unable to transact in the shares of the Reference ETP at an acceptable price and therefore the Fund may be unable to achieve its investment objective. ●Authorized participants may not transact in the shares of the Reference ETPs or the Fund, thus impacting the liquidity of the Reference ETPs and the Fund. ●Security threats to a Reference ETP’s account at its custodian could result in the halting of the Reference ETP’s operations and a loss of the Reference ETP’s assets or damage the reputation of the Reference ETP, which could result in a reduction of the value of the shares of the Reference ETP and the Fund. ●Bitcoin transactions are irrevocable and stolen or incorrectly transferred bitcoin may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely impact the value of the Reference ETPs and the Fund. ●If a Reference ETP’s custodian agreement is terminated or its custodian fails to provide services as required, a Reference ETP may need to find and appoint a replacement custodian, which could pose a challenge due to the limited number of custodians that provide these services. Additionally, the safekeeping of a Reference ETP’s assets may be challenged and its ability to operate may be adversely impacted. ●Loss of a critical banking relationship for, or the failure of a bank used by, the Reference ETPs’ prime execution agent could adversely impact the Reference ETPs’ ability to create or redeem shares or could cause losses to the Reference ETPs. ●The Reference ETPs are subject to the risks of investment in bitcoin, as noted above in “Bitcoin Risk.” Additionally, due to the limited operating history of the Reference ETPs, and lack of regulation regarding bitcoin, adverse performance of the Reference ETPs or adverse legislative or regulatory developments regarding bitcoin could significantly harm the value of the Reference ETPs. ●Reference ETPs rely on composite indexes and other pricing sources to determine the spot price of bitcoin and to calculate their net asset values. The indexes have a limited performance history, the price reported by the indexes could fail to track the global bitcoin price, and a failure of the index price could adversely affect the value of a Reference ETP's shares. The value of a bitcoin as represented by an index or other pricing source used by a Reference ETP could be adversely affected by trading activity on digital asset platforms, which, in many cases, are largely unregulated or may be subject to manipulation; manipulative trading activity on digital asset platforms, which, in many cases, are largely unregulated; interruptions in service from, closures or failures of major digital asset platforms or their banking partners, or outages or system failures affecting the Bitcoin blockchain; or decreased confidence in digital assets platforms.
Other Investment Companies including ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies (including ETFs) Risk—
The Fund may invest in, or obtain exposure to, another investment company, including an ETF or a money market fund (each, an “underlying fund”), to pursue its investment objective or manage cash. When investing in an underlying fund, the Fund becomes a shareholder of that underlying fund and as a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the underlying fund, in addition to the fees and expenses of the Fund’s own operations. If the underlying fund fails to achieve its investment objective the Fund’s performance will likely be adversely affected. In addition, to the extent that the Fund invests in, or has exposure to, an underlying fund that is an ETF, it will be exposed to all of the risks associated with the ETF structure. Shares of ETFs may trade at a discount or a premium to an ETF’s net asset value which may result in an ETF’s market price being more or less than the value of the Reference ETP or ETPs especially during periods of market volatility or disruption. There may also be additional trading costs due to an ETF’s bid-ask spread, and/or the underlying fund may suspend purchases or redemption of its shares due to market conditions that make it impracticable to conduct such transactions, any of which may adversely affect the Fund. If an underlying fund’s shares are suspended from trading on an exchange, the Fund may not be able to obtain the required exposure to meet its investment objective.
NonAffiliation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Affiliation Risk — The Reference ETPs are not affiliated with the Trust, the Adviser or any affiliates thereof and are not involved with this offering in any way, and have no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of a Reference ETP and make no representation as to the performance of a Reference ETP. Investing in the Fund is not equivalent to investing in a Reference ETP. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to a Reference ETP.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with a Reference ETP. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the value of a Reference ETP increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Reference ETPs. Under such circumstances, the market for the Reference ETPs may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the Reference ETPs and the Fund's transactions could exacerbate the price changes of the Reference ETPs and may impact the ability of the Fund to achieve its investment objective. In certain cases, the market for the Fund’s investments may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of the securities and correlated derivative instruments.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, geopolitical events, tariffs, trade wars, natural disasters, and public health risks. Interest rates and inflation rates may change frequently and drastically due to various factors and the Fund’s investments may be adversely impacted. The economic, fiscal, monetary and foreign policies of the U.S. government, including the imposition of tariffs, changes to its federal agencies and changes to regulatory policies, will impact the U.S. economy and could lead to increased market volatility and may adversely impact the overall market and individual securities.
Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. The Fund expects to gain exposure to bitcoin and generate qualifying income by investing in bitcoin indirectly through a wholly-owned subsidiary organized under the laws of the Cayman Islands. To comply with the asset diversification test applicable to a RIC, a Fund will limit its investments in such subsidiary to 25% of the Fund's total assets at the end of each tax quarter. A Fund may, however, exceed this amount from time to time if the Adviser believes doing so is in the best interests of the Fund, provided, however, that the Fund intends to continue to comply with the asset diversification test applicable to RICs. If the Fund's investments in the subsidiary were to exceed 25% of the Fund's total assets at the end of a tax quarter, the Fund may no longer be eligible to be treated as a RIC. The Adviser will carefully monitor the Fund's investments in the subsidiary to ensure that no more than 25% of the Fund's assets are invested in the subsidiary at the end of each tax quarter. The Fund intends to invest in complex derivatives for which there is not clear guidance from the Internal Revenue Service ("IRS") as to the calculation of such investments under the asset diversification test applicable to RICs. There are no assurances that the IRS will agree with the Fund's calculation under the asset diversification test which could cause the Fund to fail to qualify as a RIC. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Dividends, Other Distributions and Taxes” in the Statement of Additional Information for more information.
Subsidiary Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Subsidiary Investment Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Since the Subsidiary is organized under the law of the Cayman Islands and is not registered with the SEC under the Investment Company Act of 1940, as amended, the Fund will not receive all of the protections offered to shareholders of registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may negatively affect the Fund and its shareholders.
Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk— At certain times, the Fund may effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage and financing costs related to buying and selling securities or obtaining derivative exposure to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.
Bitcoin or Ether Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Bitcoin Futures Risk — The market for bitcoin futures is less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurance that this growth will continue. The price for bitcoin futures contracts is based on a number of factors, including the supply of and the demand for them. The crypto asset trading platforms on which ether or bitcoin are traded, and which may serve as a pricing source for the calculation of the ether or bitcoin reference rate that is used for the purposes of valuing the Fund’s investments, are or may become subject to enforcement actions by regulatory authorities, and that such enforcement actions may have a material adverse impact on the Fund, its investments, and its ability to implement its investment strategy. Market conditions and expectations, position limits, collateral requirements, and other factors each can impact the supply of and demand for bitcoin futures contracts. The level of demand for bitcoin futures may cause them to trade at a significant premium or discount to the “spot” price of bitcoin. Market conditions and expectations, position limits, collateral requirements, and other factors may also limit the Fund’s ability to achieve its desired exposure to bitcoin futures contracts. If the Fund is unable to achieve such exposure it may not be able to meet its investment objective and the Fund’s returns may be different or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its position, potentially incurring losses and expenses, when it otherwise would not do so. Margin levels for bitcoin futures contracts are substantially higher than the margin requirements for more established futures contracts. Additionally, the Futures Commission Merchants (“FCMs”) utilized by the Fund may impose margin requirements in addition to those imposed by the exchanges. Margin requirements are subject to change, and may be raised in the future by the exchanges and the FCMs. High margin requirements could prevent the Fund from obtaining sufficient exposure to bitcoin futures and may adversely affect its ability to achieve its investment objective. Further, FCMs utilized by the Funds may impose limits on the amount of exposure to futures contracts the Fund can obtain through such FCMs. If the Fund cannot obtain sufficient exposure through its FCMs, the Fund may not be able to achieve its investment objective. Investing in derivatives like bitcoin futures may be considered aggressive and may expose the Fund to significant risks. These risks include counterparty risk and liquidity risk. The performance of bitcoin futures contracts and bitcoin may differ and may not be correlated with each other, over short or long periods of time.
Bitcoin and Ether Futures Capacity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Bitcoin Futures Capacity Risk — If the Fund’s ability to obtain exposure to bitcoin futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the bitcoin futures market, a disruption to the bitcoin futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s FCMs, the CME, or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Adviser may take such action as it deems appropriate and in the best interest of the Fund; however, it will not suspend creations. If the Fund is unable to obtain the desired exposure to bitcoin futures contracts because it is approaching or has exceeded position limits or because of liquidity or other constraints, the Fund may invest in registered investment companies or operating companies whose securities are registered under the Securities Act of 1933 and the Securities Exchange Act of 1934 and are publicly traded that invest in, or have exposure to, bitcoin, ether, bitcoin futures or ether futures. Any disruption in the Fund’s ability to obtain exposure to bitcoin futures contracts will cause the Fund’s performance to deviate from the performance of bitcoin futures. Additionally, the ability of the Fund to obtain exposure to bitcoin futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter. Exceeding this amount may have adverse tax consequences. Additionally, compliance with these tax rules may result in the Fund being under-exposed to bitcoin futures and may result in the Fund not achieving its investment objective and/or increasing the expenses of the Fund.
Bitcoin and Ether Futures Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Bitcoin Futures Liquidity Risk — The market for bitcoin futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of bitcoin futures, which could decrease the correlation between the performance of bitcoin futures and the “spot” price of bitcoin.
Early Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Early Close/Trading Halt Risk — An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and may disrupt the Fund’s creation/redemption process which means the Fund may be unable to achieve its investment objective and it may incur substantial losses or reduced gains. Additionally, an exchange or market may also halt the trading of the Fund’s shares, limiting an investor’s ability to buy or sell Fund shares on that exchange or market.
High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High Portfolio Turnover Risk— Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active secondary market trading of the Shares could cause more frequent creation and redemption activities, which would increase the number of portfolio transactions. High levels of portfolio transactions may cause higher transaction costs because of increased broker commissions resulting from such transactions and increased taxable capital gains. The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise most of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.
Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Money Market Instrument Risk — The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.
NonDiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer, the credit of a single counterparty, and/or a single economic, political or regulatory event.
Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk — The Fund’s investments will be concentrated (i.e., more than 25% of the Fund’s total assets) in investments that provide exposure to bitcoin. As a result, the Fund may be more volatile than a Fund with a more diversified portfolio.
New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk — The Fund recently commenced operations, has a limited operating history, and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s shares will develop or be maintained, or that the Fund’s shares’ listing will continue unchanged.
Authorized Participants Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may trade at larger bid-ask spreads and/or premiums or discounts to net asset value. Authorized Participant concentration risk may be heightened for a fund that invests in non-U.S. securities or other securities or instruments that have lower trading volumes.
Absence of Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.
Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Price Variance Risk. Fund Shares can be bought and sold in the secondary market at market prices, which may be higher or lower than the net asset value of the Fund. When Shares trade at a price greater than net asset value, they are said to trade at a “premium.” When they trade at a price less than net asset value, they are said to trade at a “discount.” The market price of Shares fluctuates based on changes in the value of the Fund’s holdings, the supply and demand for Shares and other market factors. The market price of Shares may vary significantly from the Fund’s net asset value especially during times of market volatility or stress. Further, to the extent that exchange specialists, market makers, Authorized Participants, or other market participants are unavailable or unable to trade the Fund’s Shares and/or create or redeem Creation Units premiums or discounts may increase.
Trading Cost Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Trading Cost Risk. When buying or selling Shares in the secondary market, a buyer may incur brokerage commission or other charges. In addition, a buyer may incur the cost of the “spread” also known as the bid-ask spread, which is the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The bid-ask spread varies over time based on, among other things, trading volume, market liquidity and market volatility. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results.
Exchange Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange Trading Risk. Shares are listed for trading on the NYSE Arca. They also may be listed or traded on other U.S. and non-U.S. stock exchanges and may trade on electronic communication networks. Trading in Shares on their listing exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in Shares inadvisable, including if they fail to meet the listing requirements of the exchange. Under certain circumstances, Shares may even be delisted. Trading halts of Shares should be expected to disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling Shares. Like other listed securities, Shares of the Fund may be sold short, and short positions in Shares may place downward pressure on their market price.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.